Other Expenses	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Other Expenses
Other Expenses
During 2014, 2013 and 2012, the Company recorded pre-tax other expenses from continuing operations of $57.8 million, $15.1 million and $104.8 million, respectively. The major components of this Consolidated Statements of Operations caption are as follows:

	Other (Income) Expenses
(In thousands)	2014	2013	2012
Net gains	$(6,718)	$(4,657)	$(6,682)
Employee termination benefit costs	19,120	3,928	31,158
Costs to exit activities	4,908	5,382	50,476
Product line rationalization	—	—	24,966
Impaired asset write-downs	39,455	9,688	7,152
Other (income) expense	1,059	769	(2,278)
Total	$57,824	$15,110	$104,792

Other expenses in 2014 were incurred in conjunction with non-cash impaired asset write-downs, termination benefit costs and costs to exit activities in the Harsco Metals & Minerals Segment aligned with the Harsco Metals & Minerals Improvement Plan ("Project Orion") and the related focus on underperforming contracts, partially offset by net gains, primarily in the Harsco Metals & Minerals Segment and Harsco Industrial Segment. See Note 20, Restructuring Programs, for additional information on Project Orion.

Other expenses in 2013 were incurred in conjunction with impaired asset write-downs primarily in the Harsco Rail Segment, costs to exit activities primarily in the Harsco Metals & Minerals Segment and Corporate, employee termination benefit costs primarily in the Harsco Metals & Minerals Segment, partially offset by net gains primarily in the Harsco Infrastructure Segment.
Substantially all other expenses in 2012 were incurred in conjunction with restructuring programs initiated within the Harsco Infrastructure Segment and the Harsco Metals & Minerals Segment in 2011 and the Harsco Infrastructure Segment in 2010. See Note 20, Restructuring Programs, for additional information on these restructuring programs.
Net Gains
Net gains result from the sales of redundant properties (primarily land, buildings and related equipment) and non-core assets. In 2014, gains related to assets sold primarily in North America and Latin America. In 2013, gains related to assets sold principally in the United States and Western Europe. In 2012, gains related to assets sold principally in the United States.

	Net Gains
(In thousands)	2014	2013	2012
Harsco Metals & Minerals Segment	$(3,538)	$(1,043)	$(3,283)
Harsco Infrastructure Segment	—	(2,864)	(2,198)
Harsco Industrial Segment	(2,077)	(750)	(1,089)
Corporate	(1,103)	—	(112)
Total	$(6,718)	$(4,657)	$(6,682)

Cash proceeds associated with these gains are included in the caption, Proceeds from sales of assets, in the cash flows from investing activities section of the Consolidated Statements of Cash Flows.
Employee Termination Benefit Costs
Costs and the related liabilities associated with involuntary termination benefit costs associated with one-time benefit arrangements provided as part of an exit or disposal activity are recognized by the Company when a formal plan for reorganization is approved at the appropriate level of management and communicated to the affected employees. Additionally, costs associated with ongoing benefit arrangements, or in certain countries where statutory requirements dictate a minimum required benefit, are recognized when they are probable and estimable.
The employee termination benefits costs in 2014 related primarily to the Harsco Metals & Minerals Segment, including the impact of Project Orion, primarily in Latin America and Western Europe. The employee termination benefit costs in 2013 related primarily to the Harsco Metals & Minerals Segment and were primarily in Latin America, Western Europe, the Middle East and Africa, and North America. The employee termination benefit costs in 2012 related primarily to the 2011/2012 Restructuring Program and were primarily in Western Europe, North America, the United Kingdom and the Asia-Pacific region.

	Employee Termination Benefit Costs
(In thousands)	2014	2013	2012
Harsco Metals & Minerals Segment	$18,169	$3,561	$8,082
Harsco Infrastructure Segment (a)	—	(326)	17,291
Harsco Rail Segment	185	235	245
Harsco Industrial Segment	421	115	418
Corporate	345	343	5,122
Total	$19,120	$3,928	$31,158

(a) Amounts related to the Harsco Infrastructure Segment during 2013 primarily relate to the finalization of certain accrued amounts associated with the Company's restructuring programs.

Costs to Exit Activities
Costs associated with exit or disposal activities are recognized as follows:

•
Costs to terminate a contract that is not a capital lease are recognized when an entity terminates the contract or when an entity ceases using the right conveyed by the contract. This includes the costs to terminate the contract before the end of its term or the costs that will continue to be incurred under the contract for its remaining term without economic benefit to the entity (e.g., lease run-out costs).

•
Other costs associated with exit or disposal activities (e.g., costs to consolidate or close facilities and relocate equipment or employees) are recognized and measured at their fair value in the period in which the liability is incurred.

In 2014, $4.9 million of exit costs were incurred, principally in the Harsco Metals & Minerals Segment, primarily related to North America and Western Europe, partially offset at Corporate by gains from currency translation adjustments recognized in earnings related to historic Harsco Infrastructure Segment entities which were not included as part of the Infrastructure Transaction and retained by the Company. The currency translation adjustments are non-cash items recognized when the Company has substantially liquidated the related investment in a foreign entity.
In 2013, $5.4 million of exit costs were incurred, principally at Corporate related to the preliminary phases of the Infrastructure Transaction and the Harsco Metals & Minerals Segment at various sites.
In 2012, $50.5 million of exit costs were incurred, principally related to Western Europe, the United States and the United Kingdom which consists primarily of branch structure reduction and office rationalization costs in the Harsco Infrastructure and Harsco Metals & Minerals Segments, and a $11.9 million partial withdrawal liability recognized for a multiemployer pension plan in the Harsco Metals & Minerals Segment. This liability became probable due to a decrease in the hours worked by the Company's employees who participate in the plan. Costs to exit activities included $10.9 million of gains from currency translation adjustments recognized in earnings. The Company exited certain countries and recognized such adjustment gains in conjunction with the Company's 2011/2012 Restructuring Program.

	Costs to Exit Activities
(In thousands)	2014	2013	2012
Harsco Metals & Minerals Segment	$6,395	$2,705	$15,477
Harsco Infrastructure Segment (a)	—	(254)	34,820
Corporate	(1,487)	2,931	179
Total	$4,908	$5,382	$50,476

(a) Amounts related to the Harsco Infrastructure Segment during 2013 primarily relate to the finalization of certain accrued amounts associated with the Company's restructuring programs.

Product Line Rationalization
The Company did not record any product line rationalization charges in either 2014 or 2013. The product line rationalization charge of $25.0 million in 2012 represents a write-down of certain rental assets and sale inventories in the Harsco Infrastructure Segment that were discontinued in conjunction with restructuring programs to streamline and optimize product offerings. These charges are net of estimated salvage value. Salvage values were based on estimates of proceeds to be realized through the sale of this inventory outside the normal course of business.

Impaired Asset Write-downs
Impaired asset write-downs are measured as the amount by which the carrying amount of assets exceeds their fair value. Fair value is estimated based upon the expected future realizable cash flows including anticipated selling prices. Non-cash impaired asset write-downs are included in the caption, Other, net, on the Consolidated Statements of Cash Flows as adjustments to reconcile net loss to net cash provided by operating activities.
In 2014, $39.5 million of impaired asset write-downs were incurred, principally in the Harsco Metals & Minerals Segment mostly in Western Europe, the Middle East and Africa and the Asia Pacific region as part of Project Orion. In 2013, $9.7 million of impaired asset write-downs were incurred, principally in the Harsco Rail Segment related to certain contract services assets being written-down to the net realizable value. In 2012, impaired asset write-downs were recorded in the Harsco Metals & Minerals Segment principally in the Asia-Pacific region resulting from exiting an underperforming contract.

	Impaired Asset Write-downs
(In thousands)	2014	2013	2012
Harsco Metals & Minerals Segment	$38,791	$689	$7,152
Harsco Rail Segment	590	8,999	—
Harsco Industrial Segment	74	—	—
Total	$39,455	$9,688	$7,152